Document And Entity Information	12 Months Ended
Dec. 31, 2025
Document Information Line Items
Entity Central Index Key	0001948099
Document Type	F-1
Entity Registrant Name	Mingteng International Corporation Inc.
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	No. 10 Fushi Road
Entity Address, Address Line Two	Luoshe Town
Entity Address, Address Line Three	Huishan District
Entity Address, City or Town	Wuxi
Entity Address, Country	CN
Entity Address, Postal Zip Code	214000
City Area Code	+86
Local Phone Number	0510-83318500
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Business Contact
Document Information Line Items
Entity Address, Address Line One	122 East 42nd Street, 8th Floor
Entity Address, City or Town	New York
Entity Address, Postal Zip Code	10168
City Area Code	800
Local Phone Number	221-0102
Contact Personnel Name	Cogency Global Inc
Entity Address, State or Province	NY